Supplement dated December 14, 2012
to the Statement of Additional Information
for Principal Funds, Inc.
dated February 29, 2012
(as supplemented on March 16, 2012, April 9, 2012, June 15, 2012, July 17, 2012, September 14, 2012,
November 13, 2012, November 27, 2012 and November 30, 2012)
This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

MIDCAP BLEND FUND
Effective March 1, 2013, the MidCap Blend Fund will change its name to the MidCap Fund.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
Non-Fundamental Restrictions
On page 8, delete paragraph 1).

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS
Independent Directors
Delete all references to Richard W. Gilbert and Barbara A. Lukavsky.

MANAGEMENT INFORMATION
Delete all references to Richard W. Gilbert and Barbara A. Lukavsky.
On page 41, under the “Positions(s) Held with Fund” column for Craig Damos, delete “Member Operations
Committee” and substitute “Member Audit Committee.”
On page 41, under the “Positions(s) Held with Fund” column Fritz Hirsch, delete “Member Audit Committee”
and substitute “Member Operations Committee.”

INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisors
On or about January 11, 2013, on page 112, insert the following:

Sub-Advisor:	Post Advisory Group, Inc. (“Post”) is an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group.
Fund(s):	a portion of the assets of Global Diversified Income
Sub-Advisory Agreements for the Funds
On or about January 11, 2013, on page 121, insert the following:
Funds for which Post Advisory Group, LLC serves as Sub-Advisor. Post is a Sub-Advisor for the fund identified in the table below. Principal pays Post a fee, computed and paid monthly, at an annual rate as shown below.

In calculating the fee for the fund included in the table below, assets of any unregistered separate account of
Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance
Company to which Post provides investment advisory services and which have the same investment mandate
(e.g., high yield) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

Net Asset Value of Fund
Fund	All Assets
Global Diversified Income	0.30%
(high yield sleeve)

On or about January 1, 2013, on page 124, delete the third table (the table for Global Diversified Income Fund
– MLP portion – Tortoise) and substitute the following:

			Net Asset Value of Fund
					Assets of
	First	Next	Next	Next	$100 million
Fund	$25 million	$25 million	$25 million	$25 million*	or more**
Global Diversified Income	1.00%	0.85%	0.75%	0.75%	0.625%
(MLP portion) (Tortoise)
Fund assets will be aggregated with Tortoise’s assets under management in the Principal Funds, Inc. Diversified Real Asset Fund.
* During any period when the Fund’s Average Daily Net Assets equal or exceed $75 million, but are less than $100 million,
Tortoise’s fee as a percentage of average daily net assets shall be 0.75% on all assets.
** During any period when the Fund’s Average Daily Net Assets equal or exceed $100 million, Tortoise’s fee as a percentage of average daily net assets shall be 0.625% on all assets.

APPENDIX B

PROXY VOTING POLICIES

On or about January 11, 2013, add the following Proxy Voting Policy for Post Advisory Group, LLC.

Policy
Post Advisory Group, LLC (“Post”) acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open ended investment companies (“mutual funds”). While Post primarily manages fixed income securities, it does often hold a limited amount of voting securities (or securities for which shareholder action is solicited) in a client account.
Thus, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right to vote its own proxies or to take shareholder action in other corporate actions, Post will vote proxies or act on other actions received in sufficient time prior to their deadlines as part of its discretionary authority over the assets. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting on corporate actions for clients, Post’s decisions will be made in the best interests of its clients overall. Post shall act in a prudent and diligent manner and make voting decisions which Post believes enhance the value of the assets of client accounts overall. With respect to ERISA accounts, plan beneficiaries and participants, voting will be in accordance with ERISA and the U.S. Department of Labor (“DOL”) guidance thereunder.

Purpose
The purpose of this Proxy and Corporate Action Voting Policy (the “Policy”) is to memorialize the procedures and policies adopted by Post to enable it to comply with its accepted responsibilities and the requirements of Rule
206(4) 6 under the Investment Advisers Act of 1940, as amended, (the “Advisers Act”) and ERISA.

Procedures
Post’s Operations Department is ultimately responsible for ensuring that proxies received by Post are voted in a timely manner and voted consistently across portfolios. Although many proxy proposals can be voted in accordance with our established guidelines, we recognize that some proposals require special consideration, which may dictate that we make an exception to our broad guidelines.

Where a proxy proposal raises a material conflict of interest between Post’s interests and the client’s, Post will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. When a client does not respond to such a conflict disclosure request or denies the request, Post will abstain from voting the securities held by that client’s account.

Record Keeping
In accordance with Rule 204 2 under the Advisers Act and DOL Interpretive Bulletin 94 2 issued under ERISA, Post will maintain for the time periods set forth in the Rule 204 2 (i) this Policy, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided, however, that Post may rely on the proxy statement filed on EDGAR as its records, and may rely on proxy statements and records of proxy votes cast by Post that are maintained with a third party such as a proxy voting service, provided that Post has obtained an undertaking from the third party to provide a copy of the documents promptly upon request); (iii) a record of votes cast on behalf of clients; (iv) records of client requests for proxy voting information; (v) any documents prepared by the adviser that were material to making a decision how to vote or that memorialized the basis for the decision;
and (vi) records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Post will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204 3 under the
Advisers Act) its proxy voting policies and procedures and the manner in which clients may obtain information on how Post voted their securities. Clients may obtain information on how their securities were voted or a copy of this Policy by written request addressed to Post. Post will coordinate with the relevant mutual fund service providers to assist in the provision of information required to be filed by such mutual funds on Form N PX.

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Guidelines
Each proxy issue will be considered individually, and voted in a manner which Post believes enhances the value of client accounts overall. The following guidelines are a partial list to be used in evaluating voting proposals contained in the proxy statements.

Post generally looks unfavorably upon:

§	Issues regarding Board entrenchment and anti takeover measures such as the following:
	§	Proposals to stagger board members’ terms;
	§	Proposals to limit the ability of shareholders to call special meetings;
	§	Proposals to require super majority votes;
	§	Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;
	§	Proposals regarding “fair price” provisions;
	§	Proposals regarding “poison pill” provisions; and
	§	Permitting “green mail.”
§	Providing cumulative voting rights.

Post generally looks favorably upon:

§	Election of directors recommended by management, except if there is a proxy fight.
§	Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.
§	Date and place of annual meeting.
§	Rotation of annual meeting place.
§	Limitation on charitable contributions or fees paid to lawyers.
§	Ratification of directors’ actions on routine matters since previous annual meeting.
§	Confidential voting.
§	Limiting directors’ liability.

Post assesses the following on a case by case basis:

§	Proposals to:
	§	Pay directors solely in stock.
	§	Eliminate director mandatory retirement policy.
	§	Mandatory retirement age for directors.
	§	Rotate annual meeting location/date.
	§	Option and stock grants to management and directors.
	§	Allowing indemnification of directors and/or officers after reviewing the applicable state laws and extent of protection requested.

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